FINANCIAL INSTRUMENTS - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 12, 2021
Assets:
Equity securities	$ 3,736	$ 5,104	$ 7,283
Financial instruments at fair value, current portion	121	4,617
Financial instruments at fair value, long-term portion	$ 15,523	13,608
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Interest rate (in percentage)	7.25%			7.25%
7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Interest rate (in percentage)	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Interest rate (in percentage)	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Interest rate (in percentage)	8.25%
Fair Value, Recurring | Fair value
Assets:
Equity securities	$ 3,736	5,104
Financial instruments at fair value, current portion	121	4,617
Financial instruments at fair value, long-term portion	15,523	13,608
Total assets	19,380	23,329
Liabilities:
Floating Rate NOK Bonds Due 2029	63,778
Floating Rate NOK Bonds Due 2024		68,919
Floating Rate NOK Bonds Due 2025		59,181
Interest rate/ currency/ commodity swap contracts – short-term payables	14,884	12,366
Interest rate/ currency/ commodity swap contracts – long-term payables	103	8,965
Total liabilities	534,351	448,561
Fair Value, Recurring | Fair value | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Senior Unsecured Sustainability Linked Bonds	150,975	146,310
Fair Value, Recurring | Fair value | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Senior Unsecured Sustainability Linked Bonds	154,737	152,820
Fair Value, Recurring | Fair value | 8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Senior Unsecured Sustainability Linked Bonds	149,874
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Equity securities	3,736	5,104
Total assets	3,736	5,104
Liabilities:
Floating Rate NOK Bonds Due 2029	63,778
Floating Rate NOK Bonds Due 2024		68,919
Floating Rate NOK Bonds Due 2025		59,181
Total liabilities	519,364	427,230
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | 7.25% senior unsecured sustainability-linked bonds due 2026
Liabilities:
Senior Unsecured Sustainability Linked Bonds	150,975	146,310
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | 8.875% senior unsecured sustainability-linked bonds due 2027
Liabilities:
Senior Unsecured Sustainability Linked Bonds	154,737	152,820
Fair Value, Recurring | Fair value | Quoted Prices in Active Markets for Identical Assets (Level 1) | 8.25% senior unsecured sustainability-linked bonds due 2028
Liabilities:
Senior Unsecured Sustainability Linked Bonds	149,874
Fair Value, Recurring | Fair value | Fair Value, Inputs, Level 2
Assets:
Financial instruments at fair value, current portion	121	4,617
Financial instruments at fair value, long-term portion	15,523	13,608
Total assets	15,644	18,225
Liabilities:
Interest rate/ currency/ commodity swap contracts – short-term payables	14,884	12,366
Interest rate/ currency/ commodity swap contracts – long-term payables	103	8,965
Total liabilities	14,987	21,331
Fair Value, Recurring | Fair value | Significant Unobservable Inputs (Level 3)
Assets:
Total assets	0	0
Liabilities:
Total liabilities	$ 0	$ 0